Statements of Consolidated Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	$ (2,795)	$ 2,111	$ 938
Other comprehensive income (loss):
Unrealized gain (loss) on marketable securities, net of tax	(577)	(164)	(195)
Foreign currency translation adjustments	(31)	14	8
Change in pension and other post-retirement benefits, net of tax benefit (expense)
Net change from periodic revaluations	149	(72)	(76)
Net amount reclassified to income	3	21	16
Net unrecognized gain (loss) on pension and other post-retirement benefits	152	(51)	(60)
Change in fair value of cash flow hedge instruments, net of tax benefit (expense)
Net change from periodic revaluations	(167)	149	(73)
Net amount reclassified to income	(48)	(109)	(136)
Net unrecognized gain (loss) on derivatives	(215)	40	(209)
Other comprehensive income (loss)	(671)	(161)	(456)
Comprehensive income (loss)	(3,466)	1,950	482
Comprehensive income (loss) attributable to:
Newmont stockholders	(3,206)	1,640	(124)
Noncontrolling interests	(260)	310	606
Comprehensive income (loss)	$ (3,466)	$ 1,950	$ 482